T. ROWE PRICE U.S. Treasury Long-Term Index Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.1%
U.S. Government Obligations
8.1%
Government National Mortgage Assn.
2.50%, 1/20/51  28,247 29,340
3.00%, 12/20/34 - 7/20/50  69,187 72,301
3.50%, 9/20/49 - 2/20/50  24,809 27,122
4.50%, 10/20/39 - 3/20/47  5,250 5,881
5.00%, 7/20/47 - 12/20/48  16,863 18,617
5.50%, 3/20/49  2,022 2,235
6.00%, 8/20/34 - 11/15/39  304 363
6.50%, 8/15/28  1 2
7.00%, 11/20/23 - 1/20/24  — —
8.50%, 10/20/24  3 3
9.00%, 5/15/21 - 8/15/21  — —
Government National Mortgage Assn., CMO, 2.50%, 1/20/50  16,555 17,367
Government National Mortgage Assn., CMO, ARM
1M USD LIBOR + 0.40%, 0.511%, 9/20/46 - 6/20/49  12,231 12,280
1M USD LIBOR + 0.43%, 0.541%, 9/20/49  6,719 6,743
1M USD LIBOR + 0.45%, 0.561%, 8/20/49 - 10/20/49  25,224 25,319
1M USD LIBOR + 0.50%, 0.611%, 12/20/49  22,536 22,762
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $237,915) 240,335
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 89.1%
U.S. Treasury Obligations
89.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  160,676 138,131
U.S. Treasury Bonds, 1.125%, 8/15/40  150,750 129,033
U.S. Treasury Bonds, 1.25%, 5/15/50  108,530 87,604
U.S. Treasury Bonds, 1.375%, 11/15/40  28,210 25,248
U.S. Treasury Bonds, 1.375%, 8/15/50  119,290 99,533
U.S. Treasury Bonds, 1.625%, 11/15/50  44,310 39,422
U.S. Treasury Bonds, 1.875%, 2/15/51  33,844 32,035
U.S. Treasury Bonds, 2.00%, 2/15/50  198,830 193,673
U.S. Treasury Bonds, 2.25%, 8/15/46  115,925 118,968
U.S. Treasury Bonds, 2.25%, 8/15/49  65,500 67,373
U.S. Treasury Bonds, 2.375%, 11/15/49  78,500 82,940
U.S. Treasury Bonds, 2.50%, 2/15/45  109,033 117,364
U.S. Treasury Bonds, 2.50%, 5/15/46  111,335 119,842
U.S. Treasury Bonds, 2.75%, 8/15/47 (1) 99,017 111,982
U.S. Treasury Bonds, 2.75%, 11/15/47  179,663 203,272
U.S. Treasury Bonds, 2.875%, 8/15/45  34,115 39,253

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 2.875%, 11/15/46  133,500 154,005
U.S. Treasury Bonds, 3.00%, 11/15/44  107,620 126,184
U.S. Treasury Bonds, 3.00%, 5/15/45  74,925 88,049
U.S. Treasury Bonds, 3.00%, 11/15/45  87,020 102,412
U.S. Treasury Bonds, 3.00%, 8/15/48  4,316 5,127
U.S. Treasury Bonds, 3.00%, 2/15/49  21,066 25,078
U.S. Treasury Bonds, 3.125%, 5/15/48  57,430 69,652
U.S. Treasury Bonds, 3.375%, 5/15/44  61,455 76,358
U.S. Treasury Bonds, 3.625%, 2/15/44  204,180 263,328
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  30,300 33,197
U.S. Treasury Notes, 0.875%, 11/15/30  83,780 79,944
U.S. Treasury Notes, 1.50%, 2/15/30  35,230 35,791
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $2,542,189) 2,664,798
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Treasury Reserve Fund, 0.05% (2)(3) 91,187 91,187
Total Short-Term Investments (Cost $91,187) 91,187
Total Investments in Securities 100.2%
(Cost $2,871,291) $ 2,996,320
Other Assets Less Liabilities (0.2)% (5,923)
Net Assets 100.0% $ 2,990,397
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2) Seven-day yield
(3) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes ten year futures contracts, Call,
3/26/21 @ $133.75 219 29,065 (89)
U.S. Treasury Notes ten year futures contracts, Put,
3/26/21 @ $131.50 219 29,065 (106)
Total Options Written (Premiums $(215)) $ (195)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,966 U.S. Treasury Long Bond contracts 6/21 313,024 $ (3,163)
Long, 701 U.S. Treasury Notes five year contracts 6/21 86,902 (713)
Short, 565 U.S. Treasury Notes ten year contracts 6/21 (74,986) 922
Short, 435 U.S. Treasury Notes two year contracts 6/21 (96,033) 78
Long, 516 Ultra U.S. Treasury Bonds contracts 6/21 97,556 (371)
Short, 1,243 Ultra U.S. Treasury Notes ten year
contracts 6/21 (183,148) 1,853
Net payments (receipts) of variation margin to date 4,208
Variation margin receivable (payable) on open futures contracts $ 2,814

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.05% $ — # $ — $ 69 +
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Treasury Reserve
Fund, 0.05% $ 65,215 ¤ ¤ $ 91,187 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $69 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $91,187.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Treasury Long-Term Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F67-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,905,133 $ — $ 2,905,133
Short-Term Investments 91,187 — — 91,187
Total Securities 91,187 2,905,133 — 2,996,320
Futures Contracts* 2,853 — — 2,853
Total $ 94,040 $ 2,905,133 $ — $ 2,999,173
Liabilities
Options Written $ 195 $ — $ — $ 195
Futures Contracts* 4,247 — — 4,247
Total $ 4,442 $ — $ — $ 4,442
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.